Harding, Loevner Funds, Inc.

                                 Annual Report

                                October 31, 1997




                              Portfolios managed by

                        Harding, Loevner Management, L.P.


                         International Equity Portfolio


                           Global Equity Portfolio


                          Multi-Asset Global Portfolio








                                   Distributor:

                            AMT Capital Services, Inc.
                     600 Fifth Avenue, New York, New York 10020
                  Telephone (212) 332-5210 Facsimile (212) 332-5190

Harding, Loevner Funds, Inc.

===============================================================================
President's Letter
===============================================================================










December 3, 1997






Dear Shareholder:

         We are pleased to present the Annual Report to Shareholders for the fiscal periods ended October 31, 1997.

         We greatly appreciate your participation in the Harding, Loevner Funds. We welcome the opportunity to discuss the objectives and results of our funds. Please do not hesitate to contact us with questions or comments regarding this report, or for assistance in general.




Sincerely,



/s/ David R. Loevner
David R. Loevner

President

Performance Information and Statements of Net Assets
       International Equity Portfolio........................................1
       Global Equity Portfolio...............................................7
       Multi-Asset Global Portfolio.........................................13
Statements of Operations....................................................19

Statements of Changes in Net Assets.........................................20

Financia Highlights.........................................................22

Notes to Financial Statements...............................................24

Report of Independent Auditors..............................................29

Supplemental Tax Information................................................30

Graph

Harding, Loevner Funds, Inc.

===============================================================================
International Equity Portfolio - Statement of Net Assets
===============================================================================
===============================================================================
October 31, 1997
===============================================================================


Long-Term Investments - 96.0%

Common Stocks - 94.0%

                                                                                                 Shares                Value (1)
                                                                                             ---------------      ----------------

Argentina - 1.4%
    Quilmes Industrial SA - ADR (Foods/Beverages)
                                                                                                     75,600               $ 935,550

    Quilmes Industrial SA (Foods/Beverages)
                                                                                                    344,600               4,307,500
                                                                                                                  -----------------

                                                                                                                          5,243,050
                                                                                                                  -----------------
Bermuda - 1.4%
    PartnerRe Ltd. (Insurance)
                                                                                                    136,300               5,588,300
                                                                                                                  -----------------

Canada - 2.8%
    Imperial Oil Ltd. (Oil/Gas)
                                                                                                    175,100              10,899,975
                                                                                                                  -----------------

France - 5.2%
    Financiere et Industrielle Gaz et Eaux (Diversified Holdings)
                                                                                                     20,215               8,145,688
    Michelin (CGDE) - Class B (Manufacturing)
                                                                                                    229,748              11,807,631
                                                                                                                  -----------------

                                                                                                                         19,953,319
                                                                                                                  -----------------
Germany - 8.9%
    Bayer AG (Chemicals)
                                                                                                    324,000              11,399,163
    Daimler-Benz AG (Automotive)
                                                                                                    127,100               8,536,898
    Deutsche Bank AG (Financial)
                                                                                                    223,600              14,667,411
                                                                                                                  -----------------

                                                                                                                         34,603,472
                                                                                                                  -----------------
Hong Kong - 5.7%
    Hutchison Whampoa Ltd. (Diversified Holdings)
                                                                                                  1,921,000              13,295,407
    Johnson Electric Holdings Ltd. (Electrical Equipment)
                                                                                                  3,240,824               8,846,234
                                                                                                                  -----------------

                                                                                                                         22,141,641
                                                                                                                  -----------------
Japan - 16.7%
    Atlantis Japan Growth Fund (Investment Company)*
                                                                                                    727,000               3,283,568
    Canon, Inc. (Office Equipment)
                                                                                                    480,000              11,655,717
    Hirose Electric Co., Ltd. (Electrical Equipment)
                                                                                                    145,400               9,491,809
    Honda Motor Co. Ltd. (Automotive)
                                                                                                    126,000               4,243,659
    Kurita Water Industries Ltd. (Manufacturing)
                                                                                                    397,000               6,999,085
    Mitsubishi Corp. (Distribution/Wholesale)
                                                                                                    805,000               6,895,218
    Mitsubishi Heavy Industries Ltd. (Aerospace)
                                                                                                  1,654,000               8,129,015
    Denso Corp. (Electrical Equipment)
                                                                                                    478,000              10,335,135
    Tokio Marine & Fire Insurance Co. (Insurance)
                                                                                                    350,000               3,492,724
                                                                                                                --------------------

                                                                                                                         64,525,930
                                                                                                                --------------------
Malaysia - 0.9%
    Nestle Berhad (Foods/Beverages)
                                                                                                    667,000               3,374,940
                                                                                                                -------------------

Mexico - 1.8%
    Kimberly-Clark de Mexico, SA de CV (Manufacturing)
                                                                                                  1,621,300               7,084,753




Harding, Loevner Funds, Inc.

==============================================================================
International Equity Portfolio - Statement of Net Assets (continued)

October 31, 1997
==============================================================================


                                                                                                  Shares                Value (1)
                                                                                             ----------------      ----------------

Netherlands - 11.9%
    IHC Caland NV (Transportation)
                                                                                                     143,000             $8,806,581
    ING Groep NV (Financial)
                                                                                                     207,300              8,714,127
    Royal Dutch Petroleum Co. - ADR (Oil/Gas)
                                                                                                     320,000             16,840,000
    Wolters Kluwer NV (Publishing)
                                                                                                      95,100             11,693,749
                                                                                                                   ----------------

                                                                                                                         46,054,457
                                                                                                                   ----------------
Singapore - 2.6%
    Acer Computer International Ltd. (Computers)
                                                                                                     610,000                719,800
    Courts Ltd. (Retail)
                                                                                                     907,500                357,579
    Development Bank of Singapore (Financial)
                                                                                                     966,000              9,024,594
                                                                                                                   ----------------

                                                                                                                         10,101,973
                                                                                                                   ----------------
South Africa - 1.7%
    LibLife Strategic Investments Ltd. (Diversified Holdings)
                                                                                                   2,147,800              6,695,137
                                                                                                                   ----------------

Spain - 3.2%
    Banco Intercontinental Espanol (Financial)
                                                                                                     253,000             12,436,627
                                                                                                                   ----------------

Sweden - 4.0%
    Investor AB - Class B (Holding Company)
                                                                                                     335,500             15,661,004
                                                                                                                   ----------------

Switzerland - 13.9%
    ABB AG - Registered Shares (Engineering)
                                                                                                      58,400             15,148,180
    Nestle SA - ADR (Foods/Beverages)
                                                                                                     214,300             15,139,566
    Novartis AG (Pharmaceuticals)
                                                                                                       6,935             10,778,668
    SGS Societe Generale de Surveillance Holding SA - Registered Shares
    (Commercial Services)                                                                             32,250             12,594,046
                                                                                                                   ----------------

                                                                                                                         53,660,460
                                                                                                                   ----------------
Thailand - 0.6%
    The Siam Cement Co., Ltd. (Manufacturing/Distribution)
                                                                                                     282,500              2,403,358
                                                                                                                   ----------------

United Kingdom - 11.3%
    Glaxo Wellcome plc - ADR (Pharmaceuticals)                                                       200,000              8,562,500

    Railtrack Group plc (Transportation/Rail)                                                        649,000             10,374,669

    Rentokil Initial plc (Commercial Services)
                                                                                                   3,621,000             14,577,277
    Rio Tinto plc (Mining)
                                                                                                     801,000             10,318,828
                                                                                                                   ----------------

                                                                                                                         43,833,274
                                                                                                                   ----------------

        Total Common Stocks - (Cost - $357,074,071)
                                                                                                                        364,261,670
                                                                                                                   ----------------

Rights & Warrants - 0.0%
    Acer Computer Int'l. Ltd. Warrants Expiring 7/31/01 (Singapore)*                                 112,000                 14,236

    Atlantis Japan Growth Fund Warrants Expiring 4/30/10 (Japan)*                                     53,000                 18,815
                                                                                                                    ---------------
             Total - (Cost - $43,680)                                                                                        33,051
                                                                                                                   ----------------


                                                                                               Face Amount            Value (1)
                                                                                               -----------        -----------------


Convertible Bonds - 2.0%
    Bangkok Bank Public Co., 3.250% due 3/3/04 (Thailand)                                     $  8,400,000             $  4,494,000

    Keppel FELS Ltd., 1.500% due 5/2/01 (Singapore)                                              3,840,000                3,316,800
                                                                                                                 -------------------
        Total - (Cost - $12,385,595)                                                                                      7,810,800
                                                                                                                 -------------------

        Total Long-Term Investments - (Cost - $369,503,346)                                                             372,105,521
                                                                                                                 -------------------

Cash Equivalents - 2.1%
    Investors Bank & Trust Company Repurchase Agreement, 5.250% due 11/3/97
        in the amount of $8,001,058; Issued 10/31/97 (Collateralized by
        $3,190,259 par of Federal Home Loan Mortgage Corp. ARM #876432, 7.871%
        due 2/1/24; $1,734,409 par of Federal National Mortgage Assoc. ARM
        #158615, 7.600% due 4/1/22; $3,110,233 par of Federal National Mortgage
        Assoc. ARM #223556, 7.929% due 7/1/23; with a total market value
        $8,397,612)
        (Cost - $7,997,560)                                                                        7,997,560              7,997,560

                                                                                                                 ------------------

        Total Investments - 98.1% (Cost - $377,500,906)                                                                 380,103,081
                                                                                                                 ------------------

Other Assets Net of Liabilities - 1.9%
    Foreign Currency Holdings (Cost - $5,206)
                                                                                                                              4,596
    Other assets                                                                                                         12,803,923
    Payable to Investment Adviser
                                                                                                                            (3,536)

   Other liabilities                                                                                                    (5,603,797)
                                                                                                             ----------------------
        Other assets and liabilities, net                                                                                 7,201,186
                                                                                                             ----------------------

Net Assets - 100.0%
    Applicable to 32,837,636 outstanding $.001 par value
    shares
        (authorized 500,000,000 shares)                                                                               $ 387,304,267

                                                                                                              =====================

        Net Asset Value, Offering and Redemption Price Per Share
                                                                                                                             $11.79
                                                                                                                       ------------





Components of Net Assets as of October 31, 1997 were as follows:
    Capital Stock at par value ($.001)
                                                                                                                            $32,838
    Capital Stock in excess of par value                                                                                379,729,409

    Undistributed investment income, net                                                                                  2,760,244
    Accumulated net realized gain on investments and foreign currency-related
    transactions                                                                                                          2,200,364
    Net unrealized appreciation on investments and on
        assets and liabilities denominated in foreign currencies                                                          2,581,412
                                                                                                                 ------------------
                                                                                                                       $387,304,267



     *   non-income producing security
(1) See Note 2 to Financial Statements
ADR  American Depositary Receipt
ARM  Adjustable Rate Mortgage

                                              See Notes to Financial Statements

GRAPH

Harding, Loevner Funds, Inc.

===============================================================================
Global Equity Portfolio - Statement of Net Assets
===============================================================================
October 31, 1997



Long-Term Investments - 98.4%

Common Stocks - 95.6%

                                                                      Shares                Value (1)
                                                                 ----------------   -------------------------

Argentina - 1.0%
    Quilmes Industrial SA (Foods/Beverages)
                                                                          50,000           $ 625,000

                                                                                    -------------------------

Bermuda - 1.6%
    PartnerRe Ltd. (Insurance)
                                                                          25,000                   1,025,000
                                                                                    -------------------------

France - 2.6%
    Financiere et Industrielle Gaz et Eaux (Diversified
    Holdings)                                                              4,175                   1,682,327
                                                                                    -------------------------

Germany - 6.2%
    Bayer AG (Chemicals)
                                                                          30,000                   1,055,478
    Daimler-Benz AG (Automotive)
                                                                          20,000                   1,343,336
    Deutsche Bank AG (Financial)
                                                                          25,000                   1,639,916
                                                                                    -------------------------

                                                                                                   4,038,730
                                                                                    -------------------------
Hong Kong - 4.8%
    Hutchison Whampoa Ltd. (Diversified Holdings)
                                                                         266,000                   1,841,009
    Johnson Electric Holdings Ltd. (Electrical Equipment)
                                                                         480,000                   1,310,220
                                                                                    -------------------------

                                                                                                   3,151,229
                                                                                    -------------------------
Japan - 6.2%
    Atlantis Japan Growth Fund (Investment Company)*
                                                                         150,000                     677,490
    Canon, Inc. (Office Equipment)
                                                                          50,000                   1,214,137
    Hirose Electric Co., Ltd.  (Electrical Equipment)
                                                                          10,000                     652,807
    Mitsubishi Corp. (Distribution/Wholesale)
                                                                         175,000                   1,498,960
                                                                                    -------------------------

                                                                                                   4,043,394
                                                                                    -------------------------
Malaysia - 0.8%
    Nestle Berhad (Foods/Beverages)
                                                                         100,000                     505,988
                                                                                    -------------------------

Mexico - 1.0%
    Kimberly-Clark de Mexico, SA de CV (Manufacturing)
                                                                         150,000                     655,470
                                                                                    -------------------------

Netherlands - 6.9%
    Royal Dutch Petroleum Co. - ADR (Oil/Gas)                             50,000                   2,631,250
    Wolters Kluwer NV (Publishing)                                        15,000                   1,844,440

                                                                                                   4,475,690
                                                                                    -------------------------
South Africa - 0.9%
    LibLife Strategic Investments Ltd. (Diversified Holdings)            196,957                     613,956
                                                                                    -------------------------

Harding, Loevner Funds, Inc.

===============================================================================
Global Equity Portfolio - Statement of Net Assets (continued)

October 31, 1997
===============================================================================


                                                                             Shares             Value (1)
                                                                         ---------------  ---------------------

Sweden - 2.9%
    Investor AB - Class B (Holding Company)                                      40,000             $1,867,184

                                                                                          ---------------------

Switzerland - 8.0%
    ABB AG - Registered Shares (Engineering)
                                                                                  7,000              1,815,706
    Nestle SA - ADR (Foods/Beverages)
                                                                                 20,000              1,412,932
    SGS Societe Generale de Surveillance Holding SA - Registered Shares
         (Commercial  Services)                                                   5,000              1,952,566
                                                                                          ---------------------

                                                                                                     5,181,204
                                                                                          ---------------------
Thailand - 0.4%
    The Siam Cement Co., Ltd. (Manufacturing/Distribution)
                                                                                 30,000                255,224
                                                                                          ---------------------

United Kingdom - 6.7%
    Railtrack Group plc (Transportation/Rail)
                                                                                 75,000              1,198,921
    Rentokil Initial plc (Commercial Services)
                                                                                400,000              1,610,304
    Rio Tinto plc (Mining)
                                                                                120,000              1,545,892
                                                                                          ---------------------

                                                                                                     4,355,117
                                                                                          ---------------------
United States - 45.6%
    Airgas, Inc. (Manufacturing/Distribution)*
                                                                                 70,000              1,089,375
    Allied Capital Corp. (Investment Company)
                                                                                100,285              2,055,843
    Allied Signal, Inc. (Aerospace/Defense)
                                                                                 40,000              1,440,000
    Baxter International, Inc. (Medical Products)
                                                                                 35,000              1,618,750
    Boeing Co. (Aerospace/Defense)
                                                                                 25,000              1,196,875
    Colgate-Palmolive Co. (Consumer Products)
                                                                                 25,000              1,618,750
    Deere & Co. (Manufacturing)
                                                                                 25,000              1,315,625
    Dover Corp. (Manufacturing)
                                                                                 40,000              2,700,000
    Exxon Corp. (Oil/Gas)
                                                                                 35,000              2,150,313
    FNMA (Financial)
                                                                                 50,000              2,421,875
    Motorola, Inc. (Electronics)
                                                                                 25,000              1,543,750
    Pfizer, Inc. (Pharmaceuticals)
                                                                                 20,000              1,415,000
    Schlumberger, Ltd. (Oil/Gas)
                                                                                 30,000              2,625,000
    ServiceMaster LP (Commercial Services)
                                                                                 37,500                897,656
    Thermo Electron Corp. (Manufacturing)*
                                                                                 60,000              2,238,750
    Union Pacific Resources Group, Inc. (Oil/Gas)
                                                                                 21,173                521,385
    Wellman, Inc. (Manufacturing)
                                                                                 25,000                507,812
    Wisconsin Central Transportation Corp. (Transportation/Rail)*
                                                                                 20,000                622,500
    Wrigley (WM) Jr. Co. (Foods/Confectionery)
                                                                                 22,000              1,592,250
                                                                                          ---------------------

                                                                                                    29,571,509
                                                                                          ---------------------

                       Total Common Stocks - (Cost - $47,446,923)                                   62,047,022
                                                                                          ---------------------



                                                                              Shares                 Value (1)
                                                                       --------------------   ------------------------


Rights & Warrants - 0.1%
    Atlantis Japan Growth Fund Warrants Expiring 4/30/10 (Japan)*                   16,000                    $ 5,680
    Scania AB Warrants Expiring 6/4/99 (Sweden)*                                    30,000                     29,693

                                                                                              ------------------------
          Total - (Cost - $179,125)                                                                            35,373

                                                                                              ------------------------

Fixed Income - 2.7%
                                                                           Face Amount
                                                                       --------------------
 Thailand - 1.2%
    Bangkok Bank Public Co. CVT, 3.250% due 3/3/04                       $       1,500,000                    802,500

                                                                                              ------------------------

United States - 1.5%
    JP Morgan Co. FRN, 5.616% due 2/15/12                                        1,000,000
                                                                                                              966,419
                                                                                              ------------------------

          Total Fixed Income - (Cost - $2,353,355)
                                                                                                            1,768,919
                                                                                              ------------------------

          Total Long-Term Investments - (Cost - $49,979,403)
                                                                                                           63,851,314
                                                                                              ------------------------

Cash Equivalents - 1.9%
    Investors Bank & Trust Company Repurchase Agreement, 5.250% due
    11/3/97
          in the amount of $1,213,014; Issued 10/31/97
          (Collateralized by
          $1,215,688 par of Federal Home Loan Mortgage Corp. ARM
          #876859, 8.042% due 5/1/24 with a market value of
          $1,273,229)
          (Cost - $1,212,484)                                                    1,212,484
                                                                                                            1,212,484
                                                                                              ------------------------

          Total Investments - 100.3% (Cost - $51,191,887)
                                                                                                           65,063,798
                                                                                              ------------------------

Other Assets Net of Liabilities - (0.3%)
    Receivable from Investment Adviser
                                                                                                                1,273
    Other assets
                                                                                                            1,274,862
    Other liabilities
                                                                                                          (1,457,799)
                                                                                              ------------------------
          Other assets and liabilities, net
                                                                                                            (181,664)
                                                                                              ------------------------

Net Assets - 100.0%
    Applicable to 3,470,453 outstanding $.001 par value shares
          (authorized 500,000,000 shares)                                                                $64,882,134

                                                                                              ========================

          Net Asset Value, Offering and Redemption Price Per Share
                                                                                                            $  18.70
                                                                                               ========================





Components of Net Assets as of October 31, 1997 were as follows:
       Capital Stock at par value ($.001)
                                                                                                               $3,470

       Capital Stock in excess of par value                                                                43,950,505
       Undistributed investment income, net                                                                   571,273
       Accumulated net realized gain on investments and foreign currency-related
       transactions                                                                                         6,491,735
       Net unrealized appreciation on investments and on
             assets and liabilities denominated in foreign currencies
                                                                                                           13,865,151
                                                                                             ----------------------------
                                                                                              $            64,882,134

                                                                                             ============================

GRAPH

Harding, Loevner Funds, Inc.

===============================================================================
Multi-Asset Global Portfolio - Statement of Net Assets

October 31, 1997
===============================================================================


Long-Term Investments - 95.9%

Common Stocks- 60.1%

                                                                 Shares          Value (1)
                                                                ---------  ---------------------

France - 2.9%
    Financiere et Industrielle Gaz et Eaux (Diversified
    Holdings)                                                        274              $ 110,409
    Michelin (CGDE) - Class B (Manufacturing)
                                                                     800                 41,115
                                                                           ---------------------

                                                                                        151,524
                                                                           ---------------------
Germany - 4.5%
    Bayer AG (Chemicals)
                                                                   2,500                 87,957
    Deutsche Bank AG (Financial)
                                                                   2,200                144,313
                                                                           ---------------------

                                                                                        232,270
                                                                           ---------------------
Hong Kong - 3.1%
    Dairy Farm International Holdings Ltd.
    (Retail/Manufacturing/Wholesale)                              80,000                 63,200
    Hutchison Whampoa Ltd. (Diversified Holdings)
                                                                  14,000                 96,895
                                                                           ---------------------

                                                                                        160,095
                                                                           ---------------------
Japan - 4.0%
    Atlantis Japan Growth Fund (Investment Company)*
                                                                   7,000                 31,616
    Canon, Inc. (Office Equipment)
                                                                   3,000                 72,848
    Mitsubishi Corp. (Distribution/Wholesale)
                                                                  12,000                102,786
                                                                           ---------------------

                                                                                        207,250
                                                                           ---------------------
 Netherlands - 4.3%
    Royal Dutch Petroleum Co. - ADR (Oil/Gas)
                                                                   3,200                168,400
    Wolters Kluwer NV (Publishing)
                                                                     450                 55,333
                                                                           ---------------------

                                                                                        223,733
                                                                           ---------------------
Sweden - 2.7%
    Investor AB - Class B (Holding Company)
                                                                   3,000                140,039
                                                                           ---------------------

Switzerland - 7.1%
    ABB AG - Registered Shares (Engineering)
                                                                     420                108,943
    Nestle SA - ADR (Foods/Beverages)
                                                                   2,000                141,293
    SGS Societe Generale de Surveillance Holding SA -
    Registered Shares                                                300                117,154
          (Commercial Services)
                                                                           ---------------------

                                                                                        367,390
                                                                           ---------------------
Thailand - 0.3%
    The Siam Cement Co., Ltd. (Manufacturing/Distribution)         1,500                 12,761
                                                                           ----------------------


United Kindom - 3.2%
    Rentokil Initial plc (Commercial Services)                    19,000                 76,489

    Rio Tinto plc (Mining)                                         7,000                 90,177
                                                                           ----------------------
                                                                                        166,666
                                                                           ----------------------


Harding, Loevner Funds, Inc.

===============================================================================
Multi-Asset Global Portfolio - Statement of Net Assets (continued)

October 31, 1997
===============================================================================

                                                                                    Shares                 Value (1)
                                                                              ------------------    -----------------------

United States - 28.0%
     Allied Capital Corp. (Aerospace/Defense)                                             5,013                   $102,766

     Boeing Co. (Aerospace/Defense)                                                       1,200                     57,450

     Colgate-Palmolive Co. (Consumer Products)                                            1,800                    116,550

     Deere & Co. (Manufacturing)                                                          1,700                     89,462

     Dover Corp. (Manufacturing)                                                          2,200                    148,500

     Exxon Corp. (Oil/Gas)                                                                2,700                    165,882

     FNMA (Financial)                                                                     2,900                    140,469

     Johnson & Johnson (Medical Products)                                                 1,800                    103,275

     Motorola, Inc. (Electronics)                                                         1,000                     61,750

     Royce OTC Micro-Cap Trust, Inc. (Investment Company)                                 9,000                     97,875

     Schlumberger, Ltd. (Oil/Gas)                                                         1,600                    140,000

     Thermo Electron Corp. (Manufacturing)*                                               3,000                    111,938

     Wisconsin Central Transportation Corp. (Transportation/Rail)*                        1,600                     49,800

     Wrigley (WM) Jr. Co. (Foods/Confectionery)                                             900                     65,137

                                                                                                    -----------------------

                                                                                                                 1,450,854
                                                                                                    -----------------------

         Total Common Stocks - (Cost - $2,825,316)                                                               3,112,582

                                                                                                    -----------------------

Rights & Warrants - 0.0%
     Atlantis Japan Growth Fund Warrants Expiring 4/30/10 (Japan)*                          400                        142

     Scania AB Warrants Expiring 6/4/99 (Sweden)*                                         2,000                      1,980

                                                                                                    -----------------------
         Total - (Cost - $2,711)                                                                                     2,122

                                                                                                    -----------------------

Fixed Income - 35.8%
                                                                                 Face Amount
                                                                              ------------------
Singapore - 0.7%
     Keppel FELS Ltd., CVT., 1.500% due 5/02/01                                       $  40,000                     34,550

                                                                                                      ---------------------

South Africa - 1.8%
     Republic of South Africa, 12.000% due 2/28/05                                  ZAR 500,000                     92,370

                                                                                                      ---------------------

Thailand - 0.9%
     Bangkok Bank Public Co. CVT, 3.250% due 3/3/04
                                                                                     $   82,000                     43,870

                                                                                                      ---------------------

United Kingdom - 2.0%
     United Kingdom Treasury, 7.000% due 6/7/02                                    GBP   60,000                    101,997

                                                                                                      ---------------------





                                                                                      Face Amount               Value (1)
                                                                                   ------------------     ----------------------

United States - 30.4%
     Capital Cities/ABC, Inc., 8.750% due 8/15/21                                 $           25,000                    30,282

     Comcast Corp., 10.625% due 7/15/12                                                      100,000                   122,500

     GNMA Pool #18730, 8.000% due 8/15/07                                                     14,957                    15,518

     GNMA Pool #390577, 7.000%, due 6/15/09                                                  111,916                   113,875

     GNMA Pool #249503, 8.500% due 5/15/18                                                    19,418                    20,346

     GNMA Pool #1471, 9.500% due 9/20/20                                                      12,426                    13,323

     GNMA Pool #447624, 7.500% due 6/15/27                                                   149,466                   152,782

     GPA Delaware, Inc., 8.750% due 12/15/98                                                  50,000                    50,750

     Rockefeller Center Property CVT, 0.000% due 12/31/00                                    100,000                    71,000

     U.S. Treasury Inflation Index Note, 3.425% due 1/15/07                                  300,000                   300,367

     U.S. Treasury Note, 6.375% due 5/15/99                                                  150,000                   151,594

     U.S. Treasury Note, 8.750% due 8/15/00                                                  125,000                   134,687

     U.S. Treasury Note, 7.875% due 8/15/01                                                   25,000                    26,781

     U.S. Treasury Note, 7.000% due 7/15/06                                                  250,000                   268,203

     U.S. West Cap Funding, Inc., 6.950% due 1/15/37                                         100,000                   102,354

                                                                                                        ------------------------

                                                                                                                      1,574,362
                                                                                                        ------------------------

         Total Fixed Income - (Cost - $1,860,883)                                                                     1,847,149

                                                                                                        ------------------------

         Total Long-Term Investments - (Cost - $4,688,910)                                                            4,961,853

                                                                                                        ------------------------

Cash Equivalents - 4.4%
     Investors Bank & Trust Company Repurchase Agreement, 5.250% due 11/3/97
         in the amount of $228,413; Issued 10/31/97 (Collateralized by $232,325
         par of Federal Home Loan Mortgage Corp. CMT Floater, 5.610% due 2/25/22
         with a market value of $239,728)
         (Cost - $228,313)                                                                   228,313                    228,313

                                                                                                        ------------------------

         Total Investments - 100.3% (Cost - $4,917,223)                                                               5,190,166

                                                                                                        ------------------------

Other Assets Net of Liabilities - (0.3%)
     Other assets                                                                                                       120,112

     Payable to Investment Adviser                                                                                      (3,825)

     Other liabilities                                                                                                (131,223)
                                                                                                        ------------------------
         Other assets and liabilities, net                                                                             (14,936)

                                                                                                        ------------------------

Net Assets - 100.0%
     Applicable to 459,587 outstanding $.001 par value shares
         (authorized 500,000,000 shares)                                                                $             5,175,230

                                                                                                        ========================

         Net Asset Value, Offering and Redemption Price Per Share                                       $                 11.26


                                                                                                         ========================





Components of Net Assets as of October 31, 1997 were as follows:
     Capital Stock at par value ($.001)
                                                                                                        $                    460

     Capital Stock in excess of par value                                                                              4,712,665

     Undistributed investment income, net                                                                                 95,505
     Accumulated net realized gain on investments and foreign currency-related
     transactions                                                                                                         94,387
     Net unrealized appreciation on investments and on
         assets and liabilities denominated in foreign currencies                                                        272,213
                                                                                                           =======================

                                                                                                        $              5,175,230



*     non-income producing security
(1)   See Note 2 to Financial Statements
ADR   American Depositary Receipt
CMT   Collateralized Mortgage Trust
CVT   Convertible Bond
GBP   Great British Pound
GNMA  Government National Mortgage Association
ZAR   South African Rand
                                              See Notes to Financial Statements

 Harding, Loevner Funds, Inc.

===============================================================================
Statements of Operations
===============================================================================
October 31, 1997




                                                                                    Global Equity              Multi-Asset Global
                                                       International                  Portfolio                    Portfolio

                                                         Equity Portfolio        For the Period From          For the Period From
                                                         Year Ended               December 1, 1996*            November 1, 1996*
                                                      October 31, 1997           to October 31, 1997          to October 31, 1997
                                                 --------------------------- ----------------------------  ------------------------
Investment Income
Interest                                                      $   1,414,906               $     354,790                    $ 108,769


Dividends (net of withholding taxes of
  $780,087, $83,889 and $4,078, respectively)                     5,932,505                   1,115,564                       60,707

                                                 --------------------------- ----------------------------  ------------------------
  Total investment income                                          7,347,411                    1,470,354                    169,476

                                                 --------------------------- ----------------------------  ------------------------

Expenses
Investment advisory fees                                          2,652,732                      639,251                      45,226
Administration fees                                                 530,546                       95,888                       6,774
Custodian fees                                                      337,148                       50,881                      12,924
Shareholder recordkeeping fees                                       40,131                       15,975                       1,711
Legal fees                                                           26,841                        5,819                         667
Audit fees                                                           25,667                       21,500                      21,500
Directors' fees and expenses                                         39,018                        8,553                         500
Insurance expense                                                     9,274                        1,530                           -
State registration filing fees                                       10,127                        3,567                       3,817
SEC filing fees                                                      29,883                       14,788                       1,388
Organizational costs                                                 14,564                       11,711                       3,155
Other fees and expenses                                              33,375                        6,239                         273
                                                 --------------------------- ----------------------------  ------------------------

  Total operating expenses                                        3,749,306                      875,702                      97,935


Waiver of investment advisory fee                                 (212,334)                     (76,638)                    (41,402)

                                                 --------------------------- ----------------------------  ------------------------

  Net operating expenses                                          3,536,972                      799,064                      56,533


Investment expense                                                    9,860                            -                           -

                                                 --------------------------- ----------------------------  ------------------------

  Total expenses                                                  3,546,832                      799,064                      56,533

                                                 --------------------------- ----------------------------  -----------------------

Investment income, net                                            3,800,579                      671,290                     112,943

                                                 --------------------------- ----------------------------  ------------------------

Realized and unrealized gain (loss) on
investments and foreign currency-
related transactions
-----------------------------------------
Net realized gain from investments                                2,200,364                    6,498,456                      80,702

Net realized gain (loss) from foreign currency-
     related transactions                                         (526,733)                     (57,428)                       8,357
Net unrealized appreciation (depreciation)
     on investments                                             (6,099,751)                  (2,616,539)                     272,943
Net unrealized (depreciation) on
     translation of assets and liabilities
     denominated in foreign currencies                             (15,722)                      (6,760)                       (730)

                                                  -------------------------- ----------------------------  -------------------------


     Realized and unrealized gain (loss)
        on investments and foreign
        currency-related transactions                           (4,441,842)                    3,817,729                     361,272

                                                  -------------------------- ----------------------------  -------------------------

Net increase (decrease)
       in net assets resulting
       from operations
                                                              $   (641,263)                 $  4,489,019                  $  474,215


                                                  ========================== ============================  =========================


*Commencement of Operations

                                              See Notes to Financial Statements


Harding, Loevner Funds, Inc.

===============================================================================
Statements of Changes in Net Assets
===============================================================================






                                                                                         International Equity
                                                                                               Portfolio
                                                              ---------------------------------------------------------------------

                                                                      For the             For the Ten Months          For the Year
                                                                       Year Ended             Ended                      Ended
                                                                October 31, 1997        October 31, 1996           December 31, 1995
                                                              ---------------------- ------------------------  --------------------

Increase (Decrease) in Net Assets from Operations
Investment income, net                                             $      3,800,579             $  1,541,518                436,280


Net realized gain (loss) from investments and foreign
     currency-related transactions                                        1,673,631                2,679,097               (324,304)


Net unrealized appreciation (depreciation) on investments
       and on translation of assets and liabilities denominated
     in foreign currencies                                               (6,115,473)               4,804,186               3,956,823

                                                              ---------------------- ------------------------  --------------------

Net increase (decrease) in net assets resulting
     from operations                                                       (641,263)               9,024,801               4,068,799

                                                              ---------------------- ------------------------  --------------------

Distributions to Shareholders from:
Investment income, net                                                       59,386                1,541,518                 407,463


Excess of investment income, net                                                  -                  649,872                       -


Net realized gain from investments and foreign
      currency-related transactions                                               -                2,144,787                       -
                                                              ---------------------- ------------------------  --------------------

Total distributions                                                          59,386                4,336,177                 407,463

                                                              ---------------------- ------------------------  --------------------

Capital Share Transactions, Net                                         146,647,680              168,942,060              55,161,338
                                                              ---------------------- ------------------------  --------------------

Net increase in net assets                                              145,947,031              173,630,684              58,822,674

Net Assets
     Beginning of period                                                241,357,236               67,726,552               8,903,878
                                                              ---------------------- ------------------------  ---------------------

     End of period                                                  $   387,304,267          $   241,357,236             $67,726,552

                                                              ====================== ========================  ====================

Undistributed (Distributions in excess of)
       Investment Income,                                            $    2,760,244             $  (460,403)                 $ 4,694
Net

                                                              ====================== ========================  ====================





                                            See Notes to Financial Statements

Harding, Loevner Funds, Inc.

================================================================================
Statements of Changes in Net Assets (continued)

================================================================================






                                                                                   Global Equity                 Multi-Asset Global
                                                                                     Portfolio                       Portfolio
                                                                          --------------------------------- ------------------------
                                                                                For the Period From             For the Period From
                                                                                 December 1, 1996*               November 1, 1996*
                                                                                to October 31, 1997             to October 31, 1997
                                                                         ---------------------------------- -----------------------

Increase (Decrease) in Net Assets from Operations
Investment income, net                                                                        $    671,290                $ 112,943

Net realized gain from investments and foreign
     currency-related transactions                                                               6,441,028                   89,059

Net unrealized appreciation (depreciation) on investments
       and on translation of assets and liabilities
       denominated in foreign currencies                                                       (2,623,299)                  272,213

                                                                         ---------------------------------- -----------------------

Net increase in net assets resulting
     from operations                                                                             4,489,019                  474,215
                                                                         ---------------------------------- -----------------------

Distributions to Shareholders from:
Investment income, net                                                                              49,310                   12,110
                                                                         ---------------------------------- ----------------------

Capital Share Transactions, Net                                                                 60,442,425                4,713,125

                                                                         ---------------------------------- ----------------------

Net increase in net assets                                                                      64,882,134                5,175,230


Net Assets
     Beginning of period                                                                                 -                        -

                                                                         ---------------------------------- -----------------------

     End of period                                                                           $  64,882,134               $5,175,230

                                                                         ================================== ======================

Undistributed Investment Income, Net                                                         $     571,273                 $ 95,505

                                                                         ================================= ========================



      * Commencement of operations
                                              See Notes to Financial Statements

Harding, Loevner Funds, Inc.

===============================================================================
Financial Highlights

October 31, 1997



                                                                      International Equity Portfolio
                                          ---------------------------------------------------------------------------------------

                                            For the Year        For the Ten Months       For the Year          For the Period
                                                Ended                  Ended                 Ended                 Ended
                                          October 31, 1997         October 31, 1996    December 31, 1995       December 31, 1994*
-----------------------------------------------------------------------------------------------------------------------------------

Per Share Data
Net asset value, beginning of period
                                                $     11.61                 $ 10.77           $     9.71                  $10.00


Increase (Decrease) in Net Assets
from Operations
Investment income, net                                 0.13                    0.08                 0.10                    0.04


Net realized and unrealized gain (loss)
        on investments and foreign
        currency-related transactions                  0.05 (d)                0.97                 1.06                  (0.29)

                                          ------------------    --------------------   ------------------   ---------------------

        Net increase (decrease) from
        investment operations                          0.18                    1.05                 1.16                  (0.25)
                                          ------------------    --------------------   ------------------   ---------------------

Distributions to Shareholders from:
Investment income, net                                 0.00 (c)                0.08                 0.10                    0.03


Excess of investment income, net                          -                    0.03                    -                       -


Net realized gain from investments
        and foreign currency-related
        transactions                                      -                    0.10                    -                       -


Excess of net realized gain on investments
        and foreign currency-related
        transactions                                      -                       -                    -                    0.01
                                          ------------------    --------------------   ------------------   ---------------------

        Total distributions                            0.00                    0.21                 0.10                    0.04

                                          ------------------    --------------------   ------------------   ---------------------

Net asset value, end of period                      $ 11.79                 $ 11.61               $10.77                  $ 9.71

                                          ==================    ====================   ==================   =====================

Total Return                                          1.57%                   9.81% (b)           11.99%                 (2.47%) (b)

Ratios/Supplemental Data
Net assets, end of period (000's)                $  387,304              $  241,357            $  67,727                 $8,904

Ratio of net operating expenses to
average net assets                                    1.00%                   1.00% (a)            0.99%                   0.95% (a)

Ratio of investment income, net to
        average net assets                            1.07%                   1.29% (a)            1.30%                   1.13% (a)

Decrease reflected in above expense
ratios due to waiver of investment
advisory and administration fees,
and reimbursement of other expenses                   0.06%                   0.14% (a)            0.54%                   1.33% (a)

Portfolio turnover                                      31%                     17%                  28%                     27%

Average commission rate paid**                  $   0.0374               $  0.0229                   N/A                     N/A



(a)   Annualized
(b)   Not Annualized
(c)   Rounds to less than $0.01
(d) Includes the effect of net realized gains prior to a significant increase in shares outstanding.
*     Commencement of Operations was May 11, 1994
** For fiscal years beginning November 1, 1995, the Portfolio is required to disclose its average commission rate per share for purchases and sales of investment securities.

                                              See Notes To Financial Statements

Harding, Loevner Funds, Inc.

==============================================================================
Financial Highlights
===============================================================================
October 31, 1997





                                                                Global Equity Portfolio          Multi-Asset Global
                                                                                                      Portfolio
                                                              ---------------------------    ----------------------------
                                                                 For the Period From             For the Period From
                                                                 December 1, 1996* to           November 1, 1996** to
                                                                   October 31, 1997               October 31, 1997
---------------------------------------------------------------------------------------------------------------------------------

Per Share Data
Net asset value, beginning of period                                           $   17.58(a)      $  10.00



Increase in Net Assets from Operations
Investment income, net                                                              0.19             0.25


Net realized and unrealized gain on investments
          and foreign currency-related transactions                                 0.94             1.04

                                                              ---------------------------    ----------------------------

          Net increase from investment operations                                   1.13                            1.29
                                                              ---------------------------    ----------------------------

Distributions to Shareholders from:
Investment income, net                                                              0.01                            0.03

                                                              ---------------------------    ----------------------------

Net asset value, end of period
                                                                                 $ 18.70                          $11.26

                                                              ===========================    ============================

Total Return                                                                       6.45%(b)                        12.92%

Ratios/Supplemental Data
Net assets, end of period (000's)                                               $ 64,882                         $ 5,175



Ratio of net operating expenses to average net assets                              1.25% (c)                       1.25%

Ratio of investment income, net to
     average net                                                                   1.05% (c)                       2.50%
assets

Decrease reflected in above expense ratios due to waiver
     of investment advisory fees                                                   0.12% (c)                       0.92%

Portfolio turnover                                                                   39%                             36%

Average commission rate paid ***
                                                                                $ 0.0346                      $  0.0367


(a) The beginning net asset value of the Portfolio was equal to the total Net Asset Value, as converted, of the outstanding Partnership Units of Harding, Loevner Management, L.P.'s - Global Equity Limited Partnership ("GELP") as of November 30, 1996 (See Note 8 to Financial Statements).
(b)  Not Annualized
(c)  Annualized
* Commencement of Operations was December 1, 1996 following a tax free merger with GELP which was formed on September 27, 1991.
**   Commencement of Operations was November 1, 1996.
*** Represents average commission rate paid per share for purchases and sales of investment securities


                                            See Notes to Financial Statements

Harding, Loevner Funds, Inc.

===============================================================================
Notes to Financial Statements
===============================================================================
October 31, 1997


1. Organization

Harding, Loevner Funds, Inc. (the "Fund") was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Fund currently has four Portfolios, three of which were active as of October 31, 1997. The three active Portfolios are: International Equity Portfolio ("International Equity"); Global Equity Portfolio ("Global Equity"); and Multi-Asset Global Portfolio ("Multi-Asset Global"). The investment objective of each portfolio is as follows: International Equity
- to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Global Equity - to seek long-term capital appreciation through investments in equity securities of companies based both in and outside the United States and; Multi-Asset Global - to seek long-term capital appreciation and a growing stream of income through investments in equity and debt securities of companies based both in and outside the United States and debt securities of the United States and foreign governments and their agencies and instrumentalities.

International  Equity,  previously the HLM  International  Equity Portfolio of
the  AMT  Capital  Fund,  Inc.  (the "AMT  Capital   Portfolio"),   commenced
investment  operations  on  May  11,  1994.  Effective  as  of  the  close  of business on October 31, 1996, the AMT Capital Portfolio merged into International Equity pursuant to shareholder approval of the tax-free reorganization. Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of Harding, Loevner Management, L.P's - Global Equity L. P. ("GELP"), a limited partnership, in a tax free
reorganization.   Multi-Asset  Global  commenced  operations  on  November  1,
1996. The Fund is managed by Harding, Loevner Management, L.P. (the "Investment Adviser").

2. Summary of Significant Accounting Policies

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. The Fund amortizes discount or accretes premium on a daily basis to interest income. The Fund uses the specific identification method for determining gain or loss on sales of securities.

Income Tax

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

Valuation

All investments in the Fund are valued daily at their market price, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are valued by the Board of Directors. As of October 31, 1997, there were no securities in the Fund which required valuation by the Board of Directors.

Expenses

Expenses directly attributed to a specific Portfolio of the Fund are charged to that Portfolio's operations; expenses not directly attributable to a specific Portfolio are allocated among the Portfolios either equitably or based on their average daily net assets.

Dividends to Shareholders

It is the policy of the Fund to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. To the extent that any differences which are permanent in nature result in overdistributions to shareholders, the amount of the overdistribution is reclassified within the capital accounts based on its federal tax basis treatment. Temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income and net realized capital gains, respectively. To the extent that they exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

Harding, Loevner Funds, Inc.

================================================================================
Notes to Financial Statements (continued)

October 31, 1997
===============================================================================


2. Summary of Significant Accounting Policies (continued)

During the periods ended October 31, 1997, the Portfolios reclassified the following permanent book to tax differences [increases (decreases)]:


                      Undistributed Investment      Accumulated Net           Capital Stock
     Portfolio               Income, Net           Realized Gain (Loss)    in Excess of Par Value

International Equity              $ (520,546)                 $ 526,733                $ (6,187)
Global Equity                        (50,707)                    50,707                       -
Multi-Asset Global                    (5,328)                     5,328                       -



Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the
U.S.  dollar.  Purchases  and  sales of portfolio   securities  are  translated
at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rate. At October 31, 1997, International Equity, Global Equity and Multi-Asset Global had balances of $18,294, $4,898 and $651, respectively, representing net unrealized depreciation related to the changes in the exchange rate in the value of other assets and liabilities excluding foreign currency, forward foreign currency contracts, and investments.

Estimates

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Investment Advisory Agreement and Affiliated Transactions

The  Fund"s  Board  of  Directors   has  approved   investment   advisory
agreements   (the "Agreements")  with the  Investment  Adviser.  In  addition, the Fund has an administration agreement with AMT Capital Services, Inc., which assists in managing and supervising all aspects of the Portfolios other than investment advisory activities. The advisory fee and administration fees are computed daily at an annual rate of .75% and .15%, respectively, of the average daily net assets of International Equity, and 1.00% and .15%, respectively, for each of Global Equity and Multi-Asset Global. The Investment Adviser has voluntarily agreed to reduce its fee to the extent that aggregate expenses
(exclusive of brokerage commissions, other investment expenses, interest on borrowings, taxes and extraordinary expenses) exceed an annual rate of 1.00%, 1.25%, and 1.25%, respectively, of the average daily net assets of International Equity, Global Equity and Multi-Asset Global.

Directors' fees and expenses of $48,071 were accrued for the period ended October 31, 1997 to directors who are not employees of the Investment Adviser.

4. Investment Transactions

During the year ended  October 31,  1997,  Global  Equity  received
$201,000 in capital gain distributions from other investment companies held during the year which is included in realized gains from investments.

Purchase cost and proceeds from sales of investment securities, other than short-term investments, for the periods ended October 31, 1997 were as follows for each of the Portfolios:


----------------------------------------------------------------------------------------
                                         Purchase Cost of      Proceeds from Sales of
Portfolio                              Investment Securities    Investment Securities
----------------------------------------------------------------------------------------

International Equity                      $   247,162,035                 $ 101,517,268
Global Equity                                  25,978,044                    32,542,643
Multi-Asset Global                              6,174,990                     1,573,103


The cost of investments for Federal income tax purposes and the components of net unrealized appreciation on investments at October 31, 1997 for each of the Portfolios were as follows:

-------------------------------------------------------------------------------------------------------------
                                    Tax Basis            Unrealized           Unrealized
Portfolio                        of Investments         Appreciation         Depreciation          Net
-------------------------------------------------------------------------------------------------------------

International Equity            $  378,077,227          $   38,001,379       $ 35,975,525           $ 2,025,854
Global Equity                       51,422,900              18,137,868          4,496,970            13,640,898
Multi-Asset Global                   4,921,056                 440,581            171,471               269,110


5. Forward Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign
currencies  by  the  Portfolio.  The Portfolios   are  also   exposed  to
credit  risk   associated   with   counter   party nonperformance  on these
forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

At October 31, 1997, International Equity had the following outstanding forward foreign exchange contracts:

----------------------------------------------------------------------------------------------------------------------------
    Contract                                                                                            Unrealized
     Amount        Currency                               Cost                 Value                  (Depreciation)
----------------------------------------------------------------------------------------------------------------------------

 Forward Foreign Exchange Buy Contracts
                   Netherlands Guilder closing 11/3/97   $ 1,969,224           $    1,967,365         $    (1,859)
3,813,600
                                                                                                ============================

At October 31, 1997, Global Equity had the following outstanding forward foreign exchange contracts:

----------------------------------------------------------------------------------------------------------------------------


                                                                                                           Unrealized
  Contract                                                                                                Appreciation
  Amount         Currency                                  Cost/Proceeds              Value              (Depreciation)

----------------------------------------------------------------------------------------------------------------------------

 Forward Foreign Exchange Sell Contracts
   130,066,497    Japanese Yen closing 11/4/97            $    1,080,646       $   1,082,255          $    (1,609)


 Forward Foreign Exchange Buy Contracts
                  Japanese Yen closing 11/4/97
26,529,479                                                       220,418             220,746                  328
                  Netherlands Guilder closing 11/3/97            615,383             614,802                 (581)
1,191,750
                                                                                                       -----------------
                                                                                                          $(1,862)


Harding, Loevner Funds, Inc.

===============================================================================
Notes to Financial Statements
==============================================================================
October 31, 1997



5. Forward Foreign Exchange Contracts (continued)

At October 31, 1997, Multi-Asset Global had the following outstanding forward foreign exchange contracts:


----------------------------------------------------------------------------------------------------------------------------


                                                                                                            Unrealized
   Contract                                                                                                Appreciation
    Amount        Currency                                  Cost/Proceeds              Value              (Depreciation)
 ----------------------------------------------------------------------------------------------------------------------------

 Forward Foreign Exchange Sell Contracts
        6,503,325   Japanese Yen closing 11/4/97            $        54,033           $  54,113               $(80)



 Forward Foreign Exchange Buy Contracts
        4,244,716   Japanese Yen closing 11/4/97                     35,267              35,320                 53

                    Netherlands Guilder closing 11/3/97              55,384              55,332                (52)
                                                                                                            ---------------
107,258

                                                                                                              $(79)

                                                                                                           =================


The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts.
There were no open foreign currency transactions to buy or sell currency on the spot markets as of October 31, 1997.

6. Capital Share Transactions

Transactions in capital stock for International Equity were as follows for the periods indicated:

------------------------------------------------------------------------------------------------------------------------------------
                                              Year Ended                    Ten Months Ended                    Year Ended
                                           October 31, 1997                 October 31, 1996                December 31, 1995
                                     ------------------------------   ------------------------------   -----------------------------
                                        Shares         Amount             Shares         Amount            Shares        Amount
------------------------------------------------------------------------------------------------------------------------------------

Shares sold                             15,892,968   $ 194,937,235       14,950,392    $   174,317,309  5,622,926       $57,519,473

Shares issued related to
reinvestment
of dividends                                 3,525          43,005          301,338          3,510,073     33,936           355,396
                                     ------------------------------   ------------------------------   -----------------------------
                                        15,896,493     194,980,240        15,251,730    177,827,382         5,656,862    57,874,869
Shares redeemed                          3,843,988      48,332,560           755,840      8,885,322           284,696     2,713,531
                                     ------------------------------   ------------------------------   -----------------------------
Net increase                            12,052,505   $ 146,647,680        14,495,890 $  168,942,060         5,372,166  $ 55,161,338

                                     ==============================   ==============================   =============================


Transactions in capital stock for Global Equity were as follows for the period indicated:

------------------------------------------------------------------------------
                                                             December 1, 1996*
                                                            to  October 31, 1997

                                             ----------------------------------
                                                   Shares             Amount
------------------------------------------------------------------------------

Shares issued related to acquisition of GELP           3,866,979    $67,977,294


Shares sold                                              209,562      3,734,452
Shares issued related to reinvestment
   of dividends                                            2,220         38,964
                                             ----------------------------------
                                                       4,078,761     71,750,710
Shares redeemed                                          608,308     11,308,285
                                             ----------------------------------
Net increase                                           3,470,453   $ 60,442,425

                                             ==================================

* Commencement of operations

Transactions in capital stock for Multi-Asset Global were as follows for the period indicated:
--------------------------------------------------------------------------------
                                                        November 1, 1996*

                                                       to October 31, 1997

                                             -----------------------------------
                                                   Shares               Amount
--------------------------------------------------------------------------------

Shares sold                                              458,497   $  4,701,866

Shares issued related to reinvestment
   of dividends                                            1,170         12,110
                                             ----------------------------------
                                                         459,667      4,713,976
Shares redeemed                                               80            851
                                             ----------------------------------
Net increase                                             459,587    $ 4,713,125

                                             ==================================



* Commencement of Operations

7. Repurchase and Reverse Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securitiesfirm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio also is permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government securities purchases securities from a Portfolio and such Portfolio agrees to repurchase the securities at an agreed upon price and date.

Each Portfolio may engage in repurchase and reverse repurchase transactions with parties selected on the basis of such party's creditworthiness. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss
against  the  seller.   When  a  Portfolio  engages  in  reverse  repurchase
agreement transactions,   such  Portfolio  will  maintain,   in  a  segregated
account with its custodian, liquid securities equal in value to those subject to the agreement.

8. Fund Mergers and Acquisitions

Effective as of the close of business on October 31, 1996, International Equity received the net assets of the AMT Capital Portfolio pursuant to an Agreement and Plan of Reorganization dated October 14, 1996. The shareholders of the AMT Capital Portfolio approved the tax-free reorganization on October 30, 1996. All assets and liabilities of the AMT Capital Portfolio were transferred to International Equity.
Prior to the reorganization, International Equity had no operations.

Effective as of the close of business on November 30, 1996, Global Equity acquired the net assets of GELP pursuant to approval of a tax-free reorganization by the Limited Partners of GELP. The acquisition was accomplished by a tax-free exchange of 38,670 units of GELP for 3,866,979 shares of Global Equity, in a 1:100 exchange on November 30, 1996. The aggregate net assets of GELP and Global Equity immediately before the
acquisition   were   $67,977,294   (of   which   $16,488,450    represented
unrealized appreciation) and $0, respectively. Immediately after the acquisition, the combined net assets amounted to $67,977,294.

Harding, Loevner Funds, Inc.

===============================================================================
Report of Ernst & Young LLP, Independent Auditors
===============================================================================



Shareholders and Board of Directors
Harding, Loevner Funds, Inc.


We have audited the  accompanying  statements of net assets of Harding,
Loevner Funds, Inc. (comprising, the International Equity Portfolio, the Global Equity Portfolio, and the Multi-Asset Global Portfolio) as of October 31, 1997, and the related statements of operations for the periods then ended and the statements of changes in net assets and financial highlights for each of the periods indicated therein.
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising Harding, Loevner Funds, Inc., the results of their operations for the periods then ended, and the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.



                                                       ERNST & YOUNG LLP

New York, New York
December 3, 1997

Harding, Loevner Funds, Inc.

===============================================================================
Supplemental Tax Information
===============================================================================
(unaudited)



The International Equity and Global Equity Portfolios have elected to pass through the credit for taxes paid in foreign countries during its fiscal year ended October 31, 1997. In accordance with current tax laws, the Foreign Income and Foreign Tax per share (for a share outstanding on October 31, 1997) is as follows:


                   International Equity                      Global Equity
                                Gross                                  Gross
                    Foreign    Foreign           Foreign              Foreign
   Country            Tax     Dividends            Tax               Dividends
--------------     ---------- -----------     ---------------     -------------

Argentina             0.0000      0.0106              0.0000            0.0131
Bermuda               0.0000      0.0112              0.0000            0.0182
Canada                0.0000      0.0298              0.0000            0.0000
France                0.0654      0.0510              0.0669            0.0505
Germany               0.0769      0.0894              0.0727            0.0530
Hong Kong             0.0000      0.0933              0.0000            0.1278
Japan                 0.0681      0.0528              0.0825            0.0623
Malaysia              0.1681      0.0648              0.2231            0.0840
Netherlands           0.2069      0.1452              0.1692            0.1274
Norway                0.0269      0.0208              0.0000            0.0000
Singapore             0.0884      0.0418              0.0423            0.0184
South Africa          0.0000      0.0266              0.0000            0.0250
Spain                 0.0822      0.0637              0.0000            0.0000
Sweden                0.0244      0.0189              0.0812            0.0613
Switzerland           0.1092      0.1666              0.1393            0.2060
Thailand              0.0116      0.0135              0.0137            0.0155
United Kingdom        0.0719      0.1000              0.1091            0.1375




Shareholders will receive more detailed information along with their Form 1099-DIV in January 1997.

Officers & Directors and Other Pertinent Information




Officers and Directors
Custodian and Fund
Accounting Agent

Investors Bank & Trust Company
P.O. Box 9130
Boston, MA  02117


Transfer and Dividend
Disbursing Agent

Investors Bank & Trust Company
P.O. Box 9130
Boston, MA  02117


Legal Counsel

Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C.  20005-1208



Independent Auditors

Ernst & Young LLP
787 Seventh Avenue
New York, NY  10019


James C. Brady III
Director of the Fund

Jane A. Freeman
Director of the Fund

Carl W. Schafer
Director of the Fund

David R. Loevner
President and Director
    of the Fund

William E. Vastardis
Secretary and Treasurer
    of the Fund

Richard Reiter
Assistant Secretary
    of the Fund

Carla E. Dearing
Assistant Treasurer
    of the Fund


Investment adviser

Harding, Loevner Management, L.P.
50 Division Street, Suite 401
Somerville, NJ  08876


Administrator and
Distributor

AMT Capital Services, Inc.
600 Fifth Avenue, 26th Floor
New York, NY  10020

Custodian and Fund
Accounting Agent

Investors Bank & Trust Company
P.O. Box 9130
Boston, MA  02117


Transfer and Dividend
Disbursing Agent

Investors Bank & Trust Company
P.O. Box 9130
Boston, MA  02117


Legal Counsel

Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C.  20005-1208



Independent Auditors

Ernst & Young LLP
787 Seventh Avenue
New York, NY  10019